Cover	Jun. 24, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001699031
Document Type	8-K/A
Document Period End Date	Jun. 24, 2024
Entity Registrant Name	GRAIL, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42045
Entity Tax Identification Number	86-3673636
Entity Address, Address Line One	1525 O’Brien Drive
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	833
Local Phone Number	694-2553
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	GRAL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On June 24, 2024 (the “Distribution Date”), GRAIL, Inc. (“GRAIL” or the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) in connection with the completion of the separation of the Company from Illumina, Inc. (“Illumina”) through Illumina’s pro rata distribution of 85.5% of the outstanding shares of the Company’s common stock to holders of record of Illumina common stock as of the close of business on June 13, 2024 (the “Distribution”). The Original 8-K made reference to certain information contained in the Company’s Information Statement, which is included as Exhibit 99.1 to Amendment No. 2 to the Company’s Registration Statement on Form 10 (File No. 001-42045) filed with the Securities and Exchange Commission on June 3, 2024 (the “Information Statement”).The Original 8-K reported, among other things, the effectiveness of the GRAIL, Inc. 2024 Incentive Award Plan (the “2024 Plan”) and the GRAIL, Inc. 2024 Employee Stock Purchase Plan (the “ESPP”), each as of June 21, 2024. The purpose of this amendment is to provide additional information regarding the 2024 Plan and the ESPP, and to add certain exhibits. No other changes have been made to the Original 8-K.